Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated May 18, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017 and April 10, 2017

Effective immediately, the Waddell & Reed Advisors Wilshire Global Allocation Fund (formerly, the Waddell & Reed Advisors Asset Strategy Fund) is no longer offered in this prospectus. As such, all references to that Fund are hereby deleted.
Waddell & Reed Advisors Wilshire Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated May 18, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017 and April 10, 2017

Effective immediately, the Waddell & Reed Advisors Wilshire Global Allocation Fund (formerly, the Waddell & Reed Advisors Asset Strategy Fund) is no longer offered in this prospectus. As such, all references to that Fund are hereby deleted.